CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 661,390	$ 103,787	¥ 1,189,620
Restricted cash	99,282	15,580	128,914
Short-term investments	182,556	28,647	300,167
Accounts receivable, net of allowance of RMB429 and RMB1,148 as of December 31, 2020 and 2021, respectively	404,469	63,470	163,094
Notes receivable	90,734	14,238	12,583
Inventories	1,121,107	175,926	766,529
Prepayments and other current assets	242,199	38,006	311,797
Total current assets	2,801,737	439,654	2,872,704
Property and equipment	80,254	12,594	43,439
Intangible assets	4,909	770	6,517
Long-term investments	3,000	471	140
Operating lease right-of-use assets	233,847	36,696	98,628
Other non-current assets	22,086	3,465	5,061
Total assets	3,145,833	493,650	3,026,489
Current liabilities including amounts of the consolidated VIE without recourse to the Company (Note 2(b)):
Short-term borrowings	259,658	40,746	229,250
Accounts payable	1,347,352	211,429	1,073,352
Accrued expenses and other current liabilities	522,968	82,065	327,118
Total current liabilities	2,129,978	334,240	1,629,720
Long-term operating lease liabilities	165,614	25,988	62,388
Other non-current liabilities	1,537	241	3,736
Total liabilities	2,297,129	360,469	1,695,844
Commitments and contingencies (Note 21)
MEZZANINE EQUITY
Redeemable non-controlling interests	1,000,849	157,055	924,245
SHAREHOLDERS' EQUITY (DEFICIT)
Treasury shares (1,997,620 and 2,330,620 shares as of December 31 2020 and 2021, respectively)	(40,859)	(6,412)	(34,972)
Additional paid-in capital	2,817,789	442,173	2,669,279
Accumulated deficit	(3,009,678)	(472,284)	(2,339,868)
Accumulated other comprehensive income	59,371	9,317	62,911
Total shareholders' equity (deficit)	(173,321)	(27,197)	357,405
Non-controlling interests	21,176	3,323	48,995
Total equity (deficit)	(152,145)	(23,874)	406,400
Total liabilities, mezzanine equity and equity (deficit)	3,145,833	493,650	3,026,489
Ordinary shares Class A
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares, value	31	5	30
Ordinary shares Class B
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares, value	¥ 25	$ 4	¥ 25